Loans and Advances to Customers - Changes in Loan Loss Provisions (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of financial assets [line items]
Opening balance		€ 836,747
Effect of changes in accounting policy					€ (1,085)
Opening balance as at 1 January IFRS 9		842,794			842,793
Increase in loan loss provisions	[1]	656	€ 676	€ 974
Closing balance		876,444	836,747
Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance		4,628	5,308
Effect of changes in accounting policy		795			795
Opening balance as at 1 January IFRS 9					5,423
Transfers and reclassifications		(209)
Net remeasurement of loan loss provision		274
New financial assets originated or purchased		212
Financial assets that have been derecognised		588
Write-offs		1,044	1,279
Recoveries of amounts previously written off		53	59
Increase in loan loss provisions		688	676
Exchange rate differences		(446)	(136)
Closing balance		4,568	4,628	€ 5,308
In accordance with IFRS 9 [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Opening balance as at 1 January IFRS 9					€ 5,316
Stage 1: 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance as at 1 January IFRS 9			438
Stage 1: 12-month expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		19
Net remeasurement of loan loss provision		17
New financial assets originated or purchased		213
Financial assets that have been derecognised		101
Increase in loan loss provisions		80
Exchange rate differences		(18)
Closing balance		501
Stage 2: Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance as at 1 January IFRS 9			955
Stage 2: Lifetime expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(206)
Net remeasurement of loan loss provision		(55)
Financial assets that have been derecognised		145
Increase in loan loss provisions		9
Exchange rate differences		(38)
Closing balance		925
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of financial assets [line items]
Opening balance as at 1 January IFRS 9			3,916
Stage 3: Lifetime Expected Credit Losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(23)
Net remeasurement of loan loss provision		312
Financial assets that have been derecognised		341
Write-offs		1,043
Recoveries of amounts previously written off		53
Increase in loan loss provisions		599
Exchange rate differences		(386)
Closing balance		3,139
Not credit-impaired [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		383
Not credit-impaired [member] | Stage 1: 12-month expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(62)
Not credit-impaired [member] | Stage 2: Lifetime expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		501
Not credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(56)
Credit impaired [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		615
Credit impaired [member] | Stage 1: 12-month expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(7)
Credit impaired [member] | Stage 2: Lifetime expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		(86)
Credit impaired [member] | Stage 3: Lifetime Expected Credit Losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Transfers and reclassifications		707
Purchased credit impaired [member]
Disclosure of financial assets [line items]
Opening balance as at 1 January IFRS 9			€ 7
Purchased credit impaired [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Exchange rate differences		(4)
Closing balance		€ 2

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.